Restructuring - Organizational Changes (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Corporate & Investment Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	132	159
Private & Commercial Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	23	140
Asset Management [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	49	60
Infrastructure [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	99	202
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	302	561